AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.9%
Long-Term Municipal Bonds – 101.9%
Alabama – 3.7%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-C 5.50%, 10/01/2054	$	10,000	$10,951,006
Series 2023-D 5.408% (SOFR + 1.85%), 06/01/2049(a) (b)		10,000	10,151,936
Black Belt Energy Gas District (Morgan Stanley) 5.708% (SOFR + 2.15%), 02/01/2053(a) (b)		10,000	10,299,102
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		10,000	9,848,182
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)		10,000	10,837,569
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053		10,000	10,912,791
Southeast Energy Authority A Cooperative District (Goldman Sachs Group, Inc. (The)) Series 2022-B 5.00%, 05/01/2053		1,000	1,039,395
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.978% (SOFR + 2.42%), 01/01/2053(a) (b)		10,000	10,444,187
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054(a)		10,000	10,618,719
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054(a)		20,000	21,134,312

			106,237,199

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		7,095	7,358,609

Arizona – 2.3%
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(c)		1,885	1,767,542

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(c)	$	1,000	$965,092
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(c)		10,000	8,824,178
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(c)		2,230	1,947,907
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061		2,000	1,667,638
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d) (e) (f)		10,420	625,200
Series 2021-A 5.50%, 07/01/2031(d) (e) (f)		480	28,800
6.00%, 07/01/2051(d) (e) (f)		3,000	180,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)		1,000	785,460
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040		2,865	2,472,762
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(c)		1,000	1,004,765
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		10,690	10,427,104
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)		5,000	4,767,551
5.00%, 07/01/2055(c)		1,000	888,540
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)		3,250	3,499,334
6.875%, 11/15/2052(c)		2,000	2,123,963
7.00%, 11/15/2057(c)		1,000	1,065,482

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(c)	$	2,000	$2,083,859
Series 2018-A 6.00%, 07/01/2052(c)		5,170	5,261,865
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)		6,725	6,013,328
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(c)		1,000	958,371
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(c)		2,000	2,042,138
6.75%, 07/01/2063(c)		2,000	2,044,873
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047		1,375	1,379,393
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)		1,810	1,823,082
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)		1,225	763,686

			65,411,913

Arkansas – 0.7%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)		2,700	2,949,871
Series 2024 7.38%, 07/01/2048(c)		13,000	14,278,514
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		2,300	2,342,719

			19,571,104

California – 9.2%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059		3,000	2,561,482
Series 2023 4.84%, 04/01/2065(e) (g)		19,744	19,850,007

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054(a)	$	10,000	$10,635,114
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		16,020	16,947,279
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(a)		10,000	10,009,520
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)		5,200	4,485,992
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		13,500	11,208,470
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)		11,070	7,740,631
4.00%, 08/01/2046(c)		3,305	2,850,431
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		5,000	3,393,612
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)		32,000	1,936,134
5.50%, 02/01/2040(c)		2,000	1,882,666
Series 2022-A 4.50%, 08/01/2052(c)		6,000	5,051,633
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-B Zero Coupon, 06/01/2055		22,000	4,237,653
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)		1,000	1,002,183
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(c)		995	52,142
Series 2021-A1 5.00%, 01/01/2056(c)		1,990	1,581,667

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	$	2,000	$2,005,105
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)		765	751,221
6.875%, 01/01/2042(c)		3,415	3,252,299
Series 2014 5.00%, 01/01/2035		1,050	897,427
5.25%, 01/01/2045		2,025	1,589,039
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043		3,000	2,997,506
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (f) (h)		3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)		8,595	8,598,790
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (d) (f)		515	38,625
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)		200	218,413
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(c)		3,790	3,409,621
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(c)		3,500	3,495,185
5.00%, 07/01/2051(c)		1,750	1,721,816
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(c)		1,165	1,073,480
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)		1,000	950,972
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(c)		2,850	2,853,522

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018 5.25%, 12/01/2048(c)	$	6,080	$6,179,994
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(c)		1,000	1,002,684
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		10,000	7,757,319
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)		6,550	4,546,815
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		5,000	4,323,574
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		6,800	4,579,519
4.00%, 08/01/2047(c)		2,905	2,467,544
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)		7,500	5,181,818
4.00%, 05/01/2057(c)		10,000	7,113,377
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)		3,275	2,303,463
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)		5,000	4,271,220
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)		7,500	5,784,971
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)		10,000	8,409,882

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	$	5,800	$3,976,679
4.00%, 07/01/2058(c)		7,360	4,999,634
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)		3,100	2,342,748
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)		5,500	3,744,094
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)		2,000	1,395,894
4.00%, 12/01/2056(c)		9,600	7,056,085
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)		1,000	704,782
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)		5,000	4,149,195
Series 2021-A2 4.00%, 07/01/2056(c)		10,000	7,621,496
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)		2,500	1,662,169
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066		74,625	8,459,863
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)		10,000	8,236,842
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036		3,600	3,627,483
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		3,250	564,258

	Principal Amount (000)		U.S. $ Value

Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	$	6,520	$1,265,794
5.00%, 06/01/2039		680	729,677
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046		5,465	1,180,485

			264,994,895

Colorado – 3.7%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051		10,000	9,290,029
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039		749	665,087
5.00%, 12/01/2049		1,750	1,405,365
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(c)		5,730	5,644,668
Series 2022 6.50%, 12/01/2053		1,000	1,025,601
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(a)		10,000	10,281,763
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051		1,100	881,907
4.00%, 05/01/2061		1,250	953,640
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061		1,500	1,145,104
Colorado Educational & Cultural Facilities Authority (STEAD School (The))
Series 2023-A 7.00%, 07/01/2034(c)		4,000	4,037,575
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044		890	881,256
5.125%, 11/01/2049		765	750,628
Colorado Health Facilities Authority 5.25%, 11/01/2038(a)		2,200	2,429,628
5.25%, 11/01/2039(a)		2,600	2,858,251
5.25%, 11/01/2052(a)		5,000	5,296,747
Colorado Health Facilities Authority (Intermountain Healthcare) Series 2022-S 5.00%, 05/15/2052(a)		10,000	10,681,368
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044		2,000	1,382,248

	Principal Amount (000)		U.S. $ Value

Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	$	1,750	$1,498,660
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038		735	726,015
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041		1,175	1,037,959
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)		1,750	1,199,988
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(d) (e) (f)		10,000	7,526,541
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052		1,000	950,257
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		9,363	7,867,419
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)		2,000	1,989,403
Meridian Ranch Metropolitan District 2018 Subdistrict Series 2022 6.75%, 12/01/2052		1,500	1,511,971
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(c)		1,200	1,241,214
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)		1,000	981,354
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)		3,810	2,590,800
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042		3,000	2,805,671
5.00%, 12/01/2052		1,000	896,482
Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052		1,500	1,515,662
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(c)		2,000	2,051,990
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038		1,060	1,004,835

	Principal Amount (000)		U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	$	2,000	$2,087,158
6.75%, 12/01/2053		3,000	3,131,326
Series 2023 8.375%, 12/15/2054		1,000	1,013,127
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		185	154,409
AGM Series 2020 5.00%, 12/01/2027		195	208,445
5.00%, 12/01/2030		270	299,025
5.00%, 12/01/2050		205	214,728
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043		1,000	970,242
6.75%, 12/01/2052		1,000	977,684

			106,063,230

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		500	505,922
4.00%, 07/01/2037		800	806,823
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053		1,000	1,038,492

			2,351,237

District of Columbia – 0.9%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2046		635	615,899
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		1,000	1,020,091
5.00%, 07/01/2048		5,800	5,869,070
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(c)		1,425	1,401,027
Series 2021 5.00%, 06/01/2061(c)		1,000	871,580
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055		140,500	15,076,484

			24,854,151

	Principal Amount (000)		U.S. $ Value

Florida – 5.3%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	$	2,400	$2,094,714
4.00%, 10/01/2046		1,750	1,418,732
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)		15,000	13,228,087
Bexley Community Development District Series 2016 4.875%, 05/01/2047		2,050	1,937,923
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(c)		1,550	1,094,559
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028		1,300	1,347,502
5.00%, 10/01/2032		1,000	1,041,934
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(c)		3,000	3,130,919
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)		1,500	1,101,624
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)		27,000	1,860,446
3.375%, 07/01/2031(c)		1,000	942,361
5.00%, 07/01/2056(c)		13,070	11,849,458
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(c)		1,000	1,011,004
6.375%, 05/01/2053(c)		1,000	1,014,076
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)		1,000	912,027
5.00%, 06/01/2055(c)		2,000	1,754,606
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(c)		2,000	2,062,774
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039		850	433,585
Zero Coupon, 09/01/2042		1,000	432,730
Zero Coupon, 09/01/2049		1,000	294,121
Zero Coupon, 09/01/2053		1,400	333,395

	Principal Amount (000)		U.S. $ Value

County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	$	3,000	$2,826,506
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035		250	151,178
Zero Coupon, 10/01/2036		410	232,898
Zero Coupon, 10/01/2037		230	123,851
Zero Coupon, 10/01/2038		315	159,828
Zero Coupon, 10/01/2039		390	184,792
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)		1,000	1,007,981
5.00%, 04/01/2051(c)		1,970	1,910,242
Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(c)		1,000	1,080,926
Series 2023-B 6.45%, 05/01/2027(c)		2,755	2,824,255
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)		3,900	3,811,848
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)		8,330	8,524,498
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(c)		990	917,497
4.00%, 07/01/2051(c)		1,950	1,648,204
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)		1,000	1,019,206
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050		5,705	5,715,367
5.00%, 06/15/2055		3,275	3,246,657
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(c)		2,365	2,353,355
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		2,000	2,123,649
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044		795	801,391
5.00%, 03/01/2049		3,375	3,375,172

	Principal Amount (000)		U.S. $ Value

Hillsborough County Aviation Authority Series 2018-F 5.00%, 10/01/2048	$	10,000	$10,518,753
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057		3,000	2,511,492
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(c)		1,500	1,520,603
Series 2023-B 5.78%, 06/01/2027(c)		1,000	1,004,626
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(c)		1,000	953,219
5.50%, 07/01/2061(c)		1,000	972,517
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037		7,235	7,552,862
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042		5,000	4,525,024
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,000	978,195
4.00%, 10/01/2051		1,815	1,645,888
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056		2,100	1,619,951
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)		1,000	1,161,486
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)		1,905	1,835,223
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047		2,450	2,241,101
5.00%, 01/01/2052		4,500	4,005,407
Tampa Florida Hospitals 4.00%, 07/01/2045(a)		15,415	14,814,105

	Principal Amount (000)		U.S. $ Value

Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2020 3.50%, 05/01/2051(c)	$	1,940	$1,567,477
Village Community Development District No. 13 (Village Community Development District No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026		305	291,919
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(c)		1,000	1,026,010

			154,081,736

Georgia – 2.8%
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)		8,625	8,695,971
7.00%, 06/01/2041(c)		2,000	2,015,861
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		1,000	1,008,486
5.00%, 08/01/2047		1,650	1,655,051
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)		12,250	11,860,222
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053		10,000	10,524,496
Series 2023-D 5.00%, 05/01/2054(a)		10,000	10,545,444
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.258% (SOFR + 1.70%), 12/01/2053(b)		10,000	10,170,332
Series 2023-B 5.00%, 07/01/2053(a)		10,000	10,607,297
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038		715	744,597
5.00%, 01/01/2039		780	808,246
5.00%, 01/01/2049		4,000	4,073,041
5.00%, 01/01/2056		1,360	1,377,577
Series 2022 5.50%, 07/01/2063		6,500	6,847,580

			80,934,201

	Principal Amount (000)		U.S. $ Value

Guam – 0.6%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	$	6,500	$6,789,306
5.00%, 10/01/2043		1,000	1,041,272
Territory of Guam Series 2019 5.00%, 11/15/2031		745	771,691
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046		4,365	4,277,644
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036		5,000	5,043,475

			17,923,388

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057		3,000	3,146,857
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036		4,000	4,008,122

			7,154,979

Illinois – 5.5%
Chicago Board of Education
Series 2015-C 5.25%, 12/01/2035		5,405	5,408,652
Series 2016-A 7.00%, 12/01/2044		3,095	3,224,516
Series 2017-A 7.00%, 12/01/2046(c)		4,975	5,386,228
Series 2017-B 6.75%, 12/01/2030(c)		11,365	12,537,276
7.00%, 12/01/2042(c)		2,400	2,616,042
Series 2018-A 5.00%, 12/01/2032		4,800	4,924,013
Series 2019-B 5.00%, 12/01/2030		425	444,658
5.00%, 12/01/2031		750	782,836
5.00%, 12/01/2032		310	323,498
5.00%, 12/01/2033		290	302,425
Series 2023-A 5.875%, 12/01/2047		5,000	5,508,120
6.00%, 12/01/2049		5,000	5,539,817
Chicago O’Hare International Airport Series 2022 5.50%, 01/01/2055(a)		10,000	10,786,205
City of Chicago IL Series 2015-B 5.00%, 01/01/2025		400	403,906
Series 2016-C 5.00%, 01/01/2038		90	90,302

	Principal Amount (000)		U.S. $ Value

City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (f) (i)	$	7,950	$4,730,082
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046		2,000	2,002,238
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(c)		1,000	829,853
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043		1,190	1,115,523
4.00%, 08/01/2046		2,000	1,828,037
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047		1,790	1,737,629
5.00%, 02/15/2050		1,240	1,191,213
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035		400	356,306
4.00%, 09/01/2037		520	444,159
4.00%, 09/01/2039		1,000	827,520
4.00%, 09/01/2041		1,000	803,810
5.00%, 09/01/2036		540	524,373
5.00%, 09/01/2038		1,000	948,584
5.00%, 09/01/2040		1,500	1,396,275
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(c)		5,500	5,960,792
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		11,613	6,278,009
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049		1,075	1,076,661
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 5.67%, 12/01/2025(c)		6,100	6,107,601
7.17%, 11/01/2038		600	615,375
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(a)		10,985	11,007,196
4.00%, 01/01/2046(a)		6,000	5,903,266

	Principal Amount (000)		U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	$	24,500	$10,733,031
Zero Coupon, 12/15/2050		19,675	5,151,716
State of Illinois Series 2010 7.35%, 07/01/2035		6,429	6,934,542
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033		7,314	6,962,600
Series 2016-B 7.00%, 03/01/2033		3,344	3,273,308
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025		526	524,980
5.00%, 03/01/2036		8,950	8,911,770
Series 2015-B 6.00%, 03/01/2036		2,380	2,392,049

			158,846,992

Indiana – 2.3%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)		3,350	2,629,935
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		8,000	8,139,310
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(e)		17,575	13,301,888
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2031(j)		3,100	3,532,820
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038		2,045	1,841,403
4.00%, 04/01/2040		2,215	1,935,103
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026		1,000	973,035
4.00%, 11/15/2027		1,000	968,201
4.00%, 11/15/2030		1,000	954,584
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039		2,675	2,630,686
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030		5,145	4,799,584
Series 2021-B 2.50%, 11/01/2030		4,025	3,638,818

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	$	5,000	$4,835,690
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043		2,000	2,168,407
6.00%, 03/01/2053		5,000	5,371,612
Series 2023-F 7.75%, 03/01/2067		4,075	4,297,244
BAM Series 2023 5.25%, 03/01/2067		5,000	5,330,046

			67,348,366

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 5.00%, 12/01/2050		8,090	8,534,697
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031		1,895	1,749,182
4.00%, 12/01/2041		3,400	2,736,953
4.00%, 12/01/2046		2,275	1,732,770
4.00%, 12/01/2051		4,060	2,981,954
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		5,000	4,576,224

			22,311,780

Kansas – 0.2%
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037		1,000	1,013,384
5.00%, 03/01/2039		1,070	1,077,848
5.00%, 03/01/2044		655	654,439
5.00%, 03/01/2049		3,835	3,734,271

			6,479,942

Kentucky – 2.4%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2038		745	727,044
City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(c)		7,000	6,777,794
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		6,965	7,265,026
5.00%, 08/01/2049		2,490	2,573,171

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	$	7,765	$6,265,857
5.50%, 11/15/2045		2,350	1,873,180
Series 2016-A 5.00%, 05/15/2046		4,500	3,414,611
5.00%, 05/15/2051		3,500	2,573,261
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037		4,045	4,135,147
5.25%, 06/01/2041		3,650	3,723,054
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050		2,650	2,283,096
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)		1,105	1,103,950
5.75%, 11/01/2040(c)		5,130	5,186,366
Series 2022-B 6.75%, 11/01/2040(c)		850	858,899
Kentucky Public Energy Authority (Goldman Sachs Group ,Inc. (The)) Series 2024-A 5.00%, 05/01/2055		10,000	10,495,750
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052		10,000	10,038,934
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038		370	389,669

			69,684,809

Louisiana – 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045		7,625	7,386,810
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041		5,000	5,155,055

	Principal Amount (000)		U.S. $ Value

Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(f)	$	7,250	$72
Series 2014-A 8.375%, 07/01/2039(f)		17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051		10,000	10,104,290
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)		25	26,027
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)		955	1,040,379
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037		4,600	4,358,552

			28,071,355

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)		7,270	7,298,562

Maryland – 2.1%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034		1,500	1,502,700
6.125%, 07/01/2039		750	750,508
6.25%, 07/01/2044		2,000	2,000,209
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 3.25%, 09/01/2030		500	475,486
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025		475	478,087
5.00%, 01/01/2026		495	504,507
5.00%, 01/01/2027		430	442,886
5.00%, 01/01/2028		300	312,706
5.00%, 01/01/2029		290	305,560
5.00%, 01/01/2030		285	303,108
5.00%, 01/01/2036		1,790	1,863,569
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)		45,000	51,483,974

			60,423,300

	Principal Amount (000)		U.S. $ Value

Massachusetts – 1.2%
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023 5.00%, 06/01/2053	$	10,000	$10,931,268
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034		1,135	1,162,023
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(c)		1,000	1,015,977
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036		3,000	3,064,147
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036		4,500	4,838,579
5.00%, 07/01/2037		4,000	4,276,150
5.00%, 07/01/2038		8,100	8,597,240

			33,885,384

Michigan – 1.2%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(k)		7,000	5,181,283
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047		1,060	928,084
5.00%, 11/01/2052		1,185	1,013,658
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)		45	47,099
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2030		1,000	1,004,831
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027		140	137,016
4.00%, 02/01/2032		285	272,562
4.00%, 02/01/2042		1,115	937,034
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065		16,250	1,834,263

	Principal Amount (000)		U.S. $ Value

Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	$	13,580	$13,605,629
5.00%, 07/01/2044		1,200	1,201,434
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058		164,100	7,242,192

			33,405,085

Minnesota – 1.4%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051		230	189,864
4.00%, 09/01/2061		870	675,037
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.22%, 01/01/2042(c) (k)		5,000	5,124,950
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(c)		5,000	5,047,214
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(c)		3,000	2,989,952
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(a)		10,250	10,330,837
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)		2,760	2,762,650
5.66%, 07/01/2041(c)		7,500	7,553,341
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036		1,000	854,862
4.00%, 07/01/2041		830	656,428
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(c)		2,100	1,611,013
4.00%, 06/01/2051(c)		2,225	1,521,012
4.00%, 06/01/2056(c)		1,000	659,923

			39,977,083

Mississippi – 0.6%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(e)		5,750	5,664,934

	Principal Amount (000)		U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	$	1,000	$852,528
5.00%, 10/01/2031(c)		2,850	2,982,897
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036		6,400	6,539,363
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037		250	251,929
5.00%, 01/01/2035		750	809,942

			17,101,593

Missouri – 0.8%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(c)		5,000	5,007,128
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046		1,165	54,396
5.00%, 11/15/2046		2,610	1,859,329
Series 2021-A 10.00%, 11/15/2037		804	700,899
Series 2021-C 7.50%, 11/15/2046		643	501,065
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(c)		1,740	1,567,886
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		2,000	1,869,570
5.00%, 08/15/2046		5,585	4,760,346
5.00%, 08/15/2051		2,415	2,015,603
Series 2021-A 5.00%, 08/15/2056		5,000	4,094,194
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)		2,000	2,004,718

			24,435,134

	Principal Amount (000)		U.S. $ Value

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032	$	10,730	$11,447,756
5.00%, 09/01/2042		14,215	15,377,676

			26,825,432

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)		9,500	1,257,801
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)		2,010	1,938,251
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2045		3,000	3,036,145
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(c)		9,715	9,886,666
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(c) (d) (f)		1,603	160,323

			16,279,186

New Hampshire – 0.6%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018 4.625%, 11/01/2042(c)		2,325	1,980,463
Series 2020-A 3.625%, 07/01/2043(c)		1,500	1,147,971
Series 2020-B 3.75%, 07/01/2045(c)		3,215	2,502,292
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		10,920	11,709,663

			17,340,389

New Jersey – 4.3%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)		1,000	888,297
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		9,780	9,784,525

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	$	2,000	$2,059,899
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035(j)		2,840	3,339,705
5.25%, 06/15/2038(j)		3,440	4,012,577
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		7,515	7,516,203
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		4,140	4,148,972
Series 2014-B 5.625%, 11/15/2030		4,525	4,570,381
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050		1,195	1,096,947
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033(a)		12,240	13,295,008
5.00%, 12/15/2035(a)		6,545	7,068,437
Series 2019-B 4.00%, 06/15/2037		800	818,136
New Jersey Turnpike Authority Series 2024-A 4.00%, 01/01/2035(j)		11,500	12,309,776
Tobacco Settlement Financing Corp./ NJ Series 2018-B 5.00%, 06/01/2046		50,975	51,926,413

			122,835,276

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039		445	389,820
5.00%, 07/01/2049		3,935	3,152,665

			3,542,485

New York – 5.6%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)		4,315	4,321,079
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)		2,050	1,892,971

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	$	7,050	$4,230,000
5.50%, 11/01/2044		2,875	1,725,000
City of New York NY Series 2024-C 5.00%, 03/01/2043(j)		10,000	11,168,800
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(d) (f) (i) (l)		5,000	0
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025		635	655,471
5.00%, 11/15/2037		13,265	13,764,309
Series 2020-C 5.25%, 11/15/2055		2,000	2,116,768
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050		2,765	2,185,427
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(d) (f)		7,315	2,190,311
9.00%, 01/01/2041(d) (e) (f)		3,660	3,660,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040		1,355	1,069,919
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050		51,990	8,169,007
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)		9,190	9,190,569
5.375%, 11/15/2040(c)		2,500	2,508,189
7.25%, 11/15/2044(c)		1,705	1,718,777
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060		5,000	5,246,208
6.00%, 06/30/2054		2,500	2,752,028
AGM Series 2023 5.00%, 06/30/2049		2,000	2,098,721
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041		17,110	17,107,819
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046		5,680	4,569,383

	Principal Amount (000)		U.S. $ Value

Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	$	10,000	$10,942,582
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)		10,000	11,181,763
Series 2022-C 5.25%, 05/15/2052(a)		5,000	5,498,806
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series 2024-A 5.25%, 05/15/2064		10,000	10,971,924
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		4,270	3,511,256
5.25%, 09/15/2042		1,795	1,425,915
5.25%, 09/15/2047		3,080	2,324,799
5.25%, 09/15/2053		6,635	4,815,922
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)		7,650	7,563,918
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)		1,650	1,281,588

			161,859,229

North Carolina – 0.3%
Fayetteville State University Series 2023 5.00%, 04/01/2033(c)		710	803,036
5.00%, 04/01/2035(c)		830	936,372
5.00%, 04/01/2039(c)		1,120	1,224,031
5.00%, 04/01/2041(c)		1,290	1,396,347
5.00%, 04/01/2043(c)		1,480	1,590,558
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035		1,625	1,584,526
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2051		3,000	795,619
Zero Coupon, 01/01/2052		2,000	500,625
Zero Coupon, 01/01/2053		1,000	237,159

			9,068,273

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f)		1,550	46,500
7.00%, 12/15/2043(d) (e) (f)		1,610	48,300

	Principal Amount (000)		U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	$	5,000	$4,363,137

			4,457,937

Ohio – 2.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057		36,605	3,826,471
5.00%, 06/01/2055		27,400	26,109,271
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032		1,000	1,098,295
5.00%, 08/01/2033		800	876,482
5.00%, 08/01/2034		1,000	1,091,733
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		10,920	10,984,560
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		2,770	2,313,929
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039		565	475,300
5.125%, 12/01/2049		690	544,078
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)		5,215	1,512,350
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042		1,000	1,079,911
6.75%, 12/01/2052		10,000	10,770,812
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)		3,700	2,817,064
Series 2023 5.00%, 12/01/2053(c)		2,000	2,030,522
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056		1,000	972,583
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057		7,065	5,861,788

			72,365,149

	Principal Amount (000)		U.S. $ Value

Oklahoma – 1.1%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	$	3,295	$2,519,216
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033		3,165	3,181,215
5.50%, 08/15/2052		5,000	5,080,480
5.50%, 08/15/2057		11,290	11,451,687
Series 2022-A 5.50%, 08/15/2044		10,000	9,822,941

			32,055,539

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050		1,000	923,145
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051		10,000	2,531,987
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053		3,000	711,177

			4,166,309

Other – 0.3%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)		7,474	7,688,621

Pennsylvania – 4.0%
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047		1,800	930,683
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040		6,000	4,272,696
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051		5,000	3,707,629
5.00%, 07/01/2040		1,100	937,488
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)		2,750	2,717,021
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		7,950	8,070,469
6.00%, 06/01/2051		3,715	3,751,001

	Principal Amount (000)		U.S. $ Value

Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	$	1,185	$1,051,501
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036		715	723,877
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043		2,000	2,164,413
5.00%, 04/01/2050		8,000	8,309,931
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032		1,000	1,027,987
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		1,000	871,083
5.00%, 03/01/2045		500	415,741
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(a)		10,000	10,424,493
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045		18,125	13,594,990
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.00%, 12/31/2057(a)		6,000	6,318,897
5.75%, 12/31/2062(a)		4,000	4,459,128
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)		1,640	1,212,205
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		10,170	10,036,700
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040		1,300	1,300,527
6.50%, 06/01/2045		2,390	2,390,815
6.625%, 06/01/2050		3,870	3,873,803

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	$	2,240	$2,142,861
5.00%, 08/01/2054		1,585	1,491,896
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051		3,450	2,678,989
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(c)		1,000	978,450
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(c)		1,250	1,262,553
School District of Philadelphia (The) Series 2023-A 5.50%, 09/01/2048		1,750	1,961,242
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)		6,920	4,092,111
5.00%, 01/01/2057(c)		5,475	3,114,654
Series 2016-B 6.08%, 01/01/2026(c)		495	473,346
Series 2016-C Zero Coupon, 01/01/2036(c)		3,010	1,003,419
Series 2016-D Zero Coupon, 01/01/2057(e)		59,415	3,305,340

			115,067,939

Puerto Rico – 8.7%
Children’s Trust Fund
Series 2005-A Zero Coupon, 05/15/2050		3,830	720,510
Series 2008-A Zero Coupon, 05/15/2057		70,000	5,756,576
Series 2008-B Zero Coupon, 05/15/2057		445,000	28,746,421
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		425	419,477
Zero Coupon, 07/01/2033		21,858	14,057,929
4.00%, 07/01/2033		10,000	9,801,151
4.00%, 07/01/2035		4,801	4,647,616
Series 2022-A Zero Coupon, 11/01/2051		5,426	2,495,932
5.07%, 11/01/2051		17,550	10,420,142
Series 2022-C 0.00%, 11/01/2043		38,675	22,625,006

	Principal Amount (000)		U.S. $ Value

GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	$	3,528	$3,360,011
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024		896	901,664
Series 2020-A 5.00%, 07/01/2030(c)		10,000	10,377,854
5.00%, 07/01/2047(c)		7,500	7,560,141
Series 2021-B 5.00%, 07/01/2025(c)		3,505	3,543,725
5.00%, 07/01/2028(c)		2,550	2,633,842
5.00%, 07/01/2029(c)		3,850	3,984,231
5.00%, 07/01/2033(c)		2,835	2,956,589
5.00%, 07/01/2037(c)		2,530	2,601,629
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (f)		7,425	1,949,062
5.00%, 07/01/2037(d) (f)		10,045	2,636,812
Series 2008-W 5.00%, 07/01/2028(d) (f)		7,285	1,912,312
Series 2008-WW 5.375%, 07/01/2024(d) (f)		3,700	971,250
Series 2010-A 5.25%, 07/01/2029(d) (f)		2,370	622,125
5.25%, 07/01/2030(d) (f)		390	102,375
Series 2010-C 5.00%, 07/01/2024(d) (f)		1,530	401,625
5.25%, 07/01/2027(d) (f)		2,550	669,375
5.25%, 07/01/2028(d) (f)		5,255	1,379,437
Series 2010-DDD 5.00%, 07/01/2020(d) (m)		1,660	435,750
5.00%, 07/01/2021(d) (m)		920	241,500
5.00%, 07/01/2022(d) (m)		610	160,125
Series 2010-X 5.25%, 07/01/2027(d) (f)		3,725	977,813
5.25%, 07/01/2040(d) (f)		10,035	2,634,187
5.75%, 07/01/2036(d) (f)		2,280	598,500
Series 2010-ZZ 5.25%, 07/01/2018(d) (m)		2,500	656,250
5.25%, 07/01/2019(d) (m)		1,715	450,188
5.25%, 07/01/2022(d) (m)		1,565	410,813
5.25%, 07/01/2024(d) (f)		1,570	412,125
5.25%, 07/01/2025(d) (f)		440	115,500
Series 2012-A 5.00%, 07/01/2029(d) (f)		3,345	878,063
5.00%, 07/01/2042(d) (f)		1,000	262,500
5.05%, 07/01/2042		2,000	525,000
Series 2013-A 7.00%, 07/01/2033		2,200	577,500

	Principal Amount (000)		U.S. $ Value

7.00%, 07/01/2040(d) (f)	$	575	$150,938
AGM Series 2007-V 5.25%, 07/01/2031		14,090	14,088,911
NATL Series 2007-V 5.25%, 07/01/2029		245	242,186
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (f)		14,580	10,206,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		2,000	2,380,986
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		78	77,047
Zero Coupon, 07/01/2027		383	339,121
Zero Coupon, 07/01/2029		1,519	1,249,014
Zero Coupon, 07/01/2046		57,388	18,611,870
Zero Coupon, 07/01/2051		40,000	9,613,380
Series 2019-A 4.329%, 07/01/2040		21,770	21,616,046
4.55%, 07/01/2040		2,637	2,650,851
5.00%, 07/01/2058		10,481	10,533,384

			249,350,367

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031		1,795	1,819,510
5.00%, 05/15/2032		1,890	1,915,426
5.00%, 05/15/2033		1,000	1,013,269
5.00%, 05/15/2034		1,600	1,620,696

			6,368,901

South Carolina – 1.4%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024		2,975	2,925,702
5.26%, 11/01/2032		500	487,753
5.41%, 11/01/2039		7,515	7,230,422
6.28%, 11/01/2039		330	318,195
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(c)		5,000	5,013,361
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(c)		185	174,094

	Principal Amount (000)		U.S. $ Value

Series 2023-A 6.50%, 02/01/2056(c)	$	5,715	$5,665,172
Series 2023-B 7.50%, 08/01/2047(c)		2,200	2,154,704
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033		2,000	2,005,088
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)		3,115	2,069,555
6.50%, 06/01/2051(c)		3,175	1,922,610
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(k)		6,135	4,525,668
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043		1,606	1,191,945
4.00%, 12/01/2050		4,047	3,795,685

			39,479,954

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2041		1,000	912,233
4.00%, 08/01/2051		3,620	3,049,803
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039		1,500	1,540,101

			5,502,137

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(c)		19,305	17,437,683
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037		805	797,029
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)		2,350	2,380,569
9.50%, 11/01/2052(c)		6,600	6,684,892

	Principal Amount (000)		U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	$	1,580	$1,257,006
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(d) (e) (f)		100	1,000
Series 2018-A 6.25%, 04/01/2049(d) (e) (f)		4,465	1,294,850
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(c)		1,300	1,093,226
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041		1,020	855,930
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044		1,075	991,921
5.25%, 12/01/2049		3,250	2,943,944
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039		5,800	4,799,780

			40,537,830

Texas – 7.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050		2,895	2,380,659
Series 2021-B 5.00%, 10/01/2050(c)		4,250	3,804,120
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2023 4.875%, 06/15/2056(c)		1,000	1,007,264
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)		1,100	1,127,604
6.375%, 06/01/2062(c)		3,500	3,593,102
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046		2,175	2,182,578

	Principal Amount (000)		U.S. $ Value

Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	$	610	$513,644
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)		6,205	5,639,953
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040		1,500	1,434,490
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)		8,500	8,420,200
Series 2023 12.00%, 06/01/2043(c)		1,000	1,011,059
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)		69,320	5,065,053
6.00%, 12/01/2062		8,080	8,207,775
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)		3,460	3,418,558
6.25%, 12/01/2054(c)		1,400	1,299,385
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040		4,715	4,728,732
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		12,845	12,846,933
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042		2,470	2,470,329
Series 2013 6.00%, 08/15/2043		1,000	1,001,062
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(c)		1,000	1,003,397
6.25%, 06/15/2053(c)		2,000	2,021,875
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046		1,160	1,105,329
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(c)		2,000	2,000,395

	Principal Amount (000)		U.S. $ Value

El Paso County Hospital District Series 2017 5.00%, 08/15/2033	$	3,940	$4,069,487
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050		2,000	502,848
Zero Coupon, 12/01/2054		1,585	307,142
Series 2022-B Zero Coupon, 12/01/2043		2,965	1,059,732
Zero Coupon, 12/01/2055		5,000	834,680
Zero Coupon, 12/01/2056		3,325	522,957
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033		1,055	1,084,711
5.00%, 10/15/2034		1,665	1,709,659
5.00%, 10/15/2037		2,765	2,815,750
5.00%, 10/15/2038		2,615	2,655,584
5.00%, 10/15/2044		5,375	5,421,818
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035		1,800	1,824,774
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)		15,000	14,947,375
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030		736	410,779
7.25%, 12/31/2030		4,145	4,118,076
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(d) (f)		9,493	3,531,619
7.50%, 11/15/2036(d) (f)		2,265	1,864,960
7.50%, 11/15/2037(d) (f)		365	280,647
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)		9,150	9,152,722
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054		3,000	2,341,050
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037		2,285	2,174,621
5.00%, 01/01/2042		7,485	6,840,118

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$	1,680	$1,216,496
Series 2022 4.00%, 01/01/2047		1,300	852,076
4.25%, 01/01/2057		5,000	3,121,812
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		5,000	4,635,282
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055		2,200	1,595,119
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040		1,000	1,002,152
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051		1,275	989,199
4.00%, 08/15/2056		1,380	1,039,751
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)		4,000	3,068,379
Series 2021 2.75%, 01/01/2036(c)		1,750	1,335,572
2.875%, 01/01/2041(c)		2,000	1,397,144
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d) (f) (h)		5,720	1,344,200
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(d) (f) (h) (i) (l)		920	0
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d) (f) (h) (i) (l)		2,115	0
Series 2017 5.25%, 11/15/2047(d) (f) (h) (i) (l)		697	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (f) (h)		16,668	10,834,225

	Principal Amount (000)		U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049	$	2,625	$2,555,177
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 1.00%, 01/01/2054(a)		10,895	11,717,218
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058		10,000	10,990,711
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2025		5,000	5,162,828

			207,611,946

Utah – 0.6%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)		5,000	5,366,928
5.00%, 05/15/2050(a)		8,000	8,470,177
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052		3,000	2,215,270
Wohali Public Infrastructure District No. 1 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2023 7.00%, 12/01/2042(c)		2,000	2,018,687

			18,071,062

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)		1,500	1,521,547

Virginia – 2.7%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		7,300	7,068,640
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)		6,410	6,222,864

	Principal Amount (000)		U.S. $ Value

Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(c)	$	1,245	$1,193,110
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		30,935	29,265,982
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		3,351	3,102,890
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)		4,000	3,736,067
Series 2015-A 5.00%, 07/01/2035(c)		1,200	1,200,982
5.00%, 07/01/2045(c)		3,110	2,904,792
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)		4,465	4,351,867
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(c)		10,000	9,888,409
9.224% (SOFR + 5.50%), 06/01/2029(b) (c)		8,500	8,318,618

			77,254,221

Washington – 2.2%
Central Puget Sound Regional Transit Authority Series 2015 5.00%, 11/01/2035 (Pre-refunded/ETM)		15,810	16,329,790
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046		10,000	11,845,809
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053		1,000	1,039,407
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038		5,700	5,720,105
Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)		10,000	10,402,733
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(c)		440	410,275
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033		2,835	2,925,491

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(c)	$	1,625	$1,556,554
5.00%, 01/01/2036(c)		2,200	1,829,587
5.00%, 01/01/2046(c)		4,425	3,124,368
Series 2019-A 5.00%, 01/01/2044(c)		440	318,755
5.00%, 01/01/2049(c)		275	188,546
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048		5,185	4,573,485
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(c)		3,125	3,408,700

			63,673,605

West Virginia – 0.6%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)		1,000	785,010
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(c)		500	517,153
6.00%, 06/01/2053(c)		1,000	1,071,662
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(c)		2,130	1,896,666
Series 2023 7.00%, 06/01/2043(c)		1,000	1,073,468
Series 2023-B 8.00%, 06/01/2053(c) (k)		5,435	1,211,957
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045		1,990	1,981,664
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)		8,000	8,138,238

			16,675,818

Wisconsin – 6.6%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)		6,175	4,593,472

	Principal Amount (000)		U.S. $ Value

State of Wisconsin Series 2025-1 5.00%, 05/01/2033(j)	$	2,750	$3,153,893
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050		44,075	12,613,295
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)		2,000	2,000,412
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2030(j)		10,940	12,504,119
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035		800	814,429
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047		2,400	1,535,682
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046		980	801,845
5.00%, 11/01/2054		1,100	861,335
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)		1,605	1,406,200
Series 2022-A 3.875%, 12/01/2039(c)		7,370	6,411,382
Wisconsin Public Finance Authority Series 2024 Zero Coupon, 02/01/2031(j)		5,000	3,103,200
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(c)		750	677,113
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)		8,770	7,846,701
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(e)		27,000	23,969,039
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		7,250	7,287,215
5.75%, 02/01/2052(c)		13,000	13,163,719
6.00%, 02/01/2062(c)		7,850	8,040,458

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(c)	$	5,500	$5,560,193
8.125%, 07/01/2058(c)		5,500	5,561,830
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)		6,875	6,911,999
6.625%, 02/01/2046(c)		4,750	4,455,742
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047		1,000	948,695
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (i) (l) (m)		3,409	340,900
Series 2022 15.00%, 04/30/2023(d) (e) (i) (l) (m)		7,500	0
Series 2023 15.00%, 04/30/2023(d) (e) (i) (l) (m)		1,815	0
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)		1,000	999,631
7.25%, 12/01/2042(c)		2,370	2,389,422
7.50%, 12/01/2052(c)		2,060	2,096,572
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)		6,640	5,525,084
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)		3,000	1,997,063
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)		40	45,145
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(c)		6,000	6,035,199
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)		16,500	11,341,201
Series 2022 4.00%, 06/01/2049(c)		3,990	2,889,096
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(c)		1,725	1,589,368

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	$	1,650	$1,446,711
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(c)		2,495	2,589,446
5.00%, 10/01/2039(c)		7,095	7,187,655
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)		5,000	4,435,836
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(c)		2,500	2,161,207
4.00%, 12/01/2051(c)		1,500	1,188,889
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(c)		1,150	898,887

			189,379,280

Total Municipal Obligations (cost $3,232,755,409)			2,935,184,459

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.6%
Agency CMBS – 0.2%
California Housing Finance Agency Series 2021-2, Class X 0.84%, 03/25/2035(n)		15,505	749,532
Series 2021-3, Class A 3.25%, 08/20/2036		3,861	3,539,720
Series 2021-3, Class X 0.79%, 08/20/2036(n)		13,779	710,504
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XCA 0.95%, 07/25/2036(n)		6,687	355,532
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(n)		11,750	775,866

			6,131,154

Non-Agency Fixed Rate CMBS – 2.4%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033		10,464	9,846,950

	Principal Amount (000)		U.S. $ Value

California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	$	4,155	$3,923,173
Series 2019-2, Class A 4.00%, 03/20/2033		5,205	5,213,251
City of Fort Wayne IN 10.75%, 12/01/2029(d) (f)		328	33
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(n)		9,822	470,987
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036		16,639	16,416,312
Series 2020-1, Class A 4.125%, 01/20/2034		12,051	11,746,231
Series 2022-1, Class X 0.33%, 09/20/2036(n)		10,791	238,342
Series 2022-2, Class A 4.00%, 10/20/2036		9,822	9,382,172
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		9,737	9,137,081
Series 2023-1, Class X 1.492%, 04/20/2037(n)		19,970	2,183,966
Series 2021-1, Class X 0.726%, 12/20/2035(n)		7,674	344,527

			68,903,025

Total Commercial Mortgage-Backed Securities (cost $81,296,784)			75,034,179

CORPORATES - NON-INVESTMENT GRADE – 0.9%
Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)		6,300	6,461,721

Industrial – 0.7%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024(e) (i) (l)		245	183,750

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)		7,730	5,781,035

Consumer Cyclical - Entertainment – 0.4%
Wild Rivers Water Park 8.50%, 11/01/2051(i) (l)		13,775	9,853,058

Consumer Non-Cyclical – 0.1%
Tower Health Series 2020 4.451%, 02/01/2050		5,300	2,479,340

	Principal Amount (000)	U.S. $ Value

Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024(e) (i) (l)	$ 105	$78,750

Other Industrial – 0.0%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(e)	395	395,000

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (f) (i) (l)	5,265	1,158,300

		19,929,233

Total Corporates - Non-Investment Grade (cost $32,366,440)		26,390,954

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	2,925	2,936,103
5.25%, 07/01/2041	3,500	3,417,451

Total Asset-Backed Securities (cost $6,393,725)		6,353,554

CORPORATES - INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
JPMorgan Chase & Co.
Series Q 8.818% (CME Term SOFR 3 Month + 3.51%), 05/01/2024(b) (o)	2,700	2,714,337
Wells Fargo & Co. 7.625%, 09/15/2028(o)	500	527,705

Total Corporates - Investment Grade (cost $3,196,677)		3,242,042

	Shares

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(p) (q) (r) (cost $79,817,471)	79,817,471	79,817,471

U.S. $ Value

Total Investments – 108.5% (cost $3,435,826,506)(s)	$3,126,022,659
Other assets less liabilities – (8.5)%	(245,646,069)

Net Assets – 100.0%	$2,880,376,590

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.38%	USD	25,641	$(1,884,781)	$(226,178)	$(1,658,603)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$3,049,150	$—	$3,049,150
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,511,831	—	1,511,831
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,494,132	—	1,494,132
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	196,922	—	196,922
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(513,976)	—	(513,976)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(2,420,472)	—	(2,420,472)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,861,792)	(39,933)	(1,821,859)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,878,392)	—	(1,878,392)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	17,699,595	—	17,699,595
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	19,768,168	—	19,768,168
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(2,041,715)	—	(2,041,715)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	450,355	—	450,355
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(1,000,010)	—	(1,000,010)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,947,147	—	4,947,147
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,907,347	—	4,907,347
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	1,990,745	—	1,990,745
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	2,136,887	—	2,136,887
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	1,148,032	—	1,148,032
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(720,442)	—	(720,442)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(840,736)	—	(840,736)

						$48,022,776	$(39,933)	$48,062,709

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	$(1,895,796)	$—	$(1,895,796)
USD	100,700	01/15/2027	1 Day SOFR	3.528%	Annual	(2,266,234)	—	(2,266,234)
USD	76,500	07/31/2029	1 Day SOFR	3.986%	Annual	(13,617)	—	(13,617)
USD	71,900	07/31/2029	1 Day SOFR	3.975%	Annual	—	—	—
USD	55,130	04/30/2030	1 Day SOFR	3.500%	Annual	(2,050,146)	—	(2,050,146)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	(583,629)	—	(583,629)
USD	34,200	11/01/2030	1 Day SOFR	4.204%	Annual	420,507	—	420,507
USD	82,000	01/08/2031	1 Day SOFR	3.580%	Annual	(1,777,638)	—	(1,777,638)
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,904,762)	—	(1,904,762)

						$(10,071,315)	$—	$(10,071,315)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	235	$(29,550)	$(26,777)	$(2,773)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	336	(42,240)	(38,127)	(4,113)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	173	(21,729)	(15,571)	(6,158)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,144	(143,872)	(133,010)	(10,862)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	76	(9,561)	(8,572)	(989)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	95	(11,936)	(8,632)	(3,304)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,328	(292,842)	(260,817)	(32,025)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	921	(115,885)	(80,506)	(35,379)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,178	(148,217)	(107,323)	(40,894)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,774	$(223,079)	$(157,382)	$(65,697)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,847	(483,879)	(503,287)	19,408
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	441	(55,509)	(51,104)	(4,405)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,428	(179,622)	(156,444)	(23,178)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,152	(144,856)	(96,692)	(48,164)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,537	(193,297)	(132,365)	(60,932)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,598	(201,061)	(134,700)	(66,361)

						$(2,297,135)	$(1,911,309)	$(385,826)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	20,000	06/21/2024	MMD 5 Year^	2.970%	Maturity	$267,871	$—	$267,871
Citibank, NA	USD	5,000	03/18/2024	MMD 10 Year^	2.950%	Maturity	199,589	—	199,589
Citibank, NA	USD	10,000	04/11/2024	MMD 10 Year^	2.680%	Maturity	62,317	—	62,317
Citibank, NA	USD	20,000	04/18/2024	MMD 10 Year^	2.700%	Maturity	134,327	—	134,327
Citibank, NA	USD	25,000	05/06/2024	MMD 5 Year^	2.740%	Maturity	153,549	—	153,549
Citibank, NA	USD	20,000	05/17/2024	MMD 5 Year^	2.710%	Maturity	62,415	—	62,415
Citibank, NA	USD	20,000	05/24/2024	MMD 5 Year^	3.130%	Maturity	461,558	—	461,558
Citibank, NA	USD	10,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	336,527	—	336,527
Citibank, NA	USD	20,000	10/15/2024	MMD 5 Year^	3.590%	Maturity	654,441	—	654,441
Citibank, NA	USD	25,000	11/18/2024	MMD 5 Year^	3.250%	Maturity	484,552	—	484,552
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,117,737	—	2,117,737

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	10,000	03/15/2024	MMD 10 Year^	3.000%	Maturity	$471,450	$—	$471,450
Morgan Stanley Capital Services LLC	USD	10,000	03/25/2024	MMD 10 Year^	2.750%	Maturity	168,298	—	168,298
Morgan Stanley Capital Services LLC	USD	25,000	05/20/2024	MMD 5 Year^	3.000%	Maturity	423,491	—	423,491
Morgan Stanley Capital Services LLC	USD	20,000	11/04/2024	MMD 5 Year^	3.730%	Maturity	864,136	—	864,136
Morgan Stanley Capital Services LLC	USD	20,000	11/07/2024	MMD 5 Year^	3.420%	Maturity	564,063	—	564,063

							$7,426,321	$—	$7,426,321

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $874,599,953 or 30.4% of net assets.

(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.14% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$19,743,831	$19,850,007	0.69%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	02/10/2022-08/12/2020	466,370	28,800	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021-07/21/2022	3,000,000	180,000	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	06/04/2021	10,701,376	625,200	0.02%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	395,000	395,000	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	46,500	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	$1,610,000	$48,300	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018-10/05/2020	3,483,950	1,512,350	0.05%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,860,216	7,526,541	0.26%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019-02/09/2022	16,886,482	13,301,888	0.46%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	1,000	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	4,469,728	1,294,850	0.04%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	5,675,500	5,664,934	0.20%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 9.00%, 01/01/2041	09/03/2021	3,660,000	3,660,000	0.13%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	9,150,000	9,152,722	0.32%
Red River Biorefinery LLC Series 2024 15.00%, 04/30/2024	05/31/2023	245,000	183,750	0.01%
Red River Biorefinery LLC Series 23A 15.00%, 04/30/2024	01/25/2024	105,000	78,750	0.00%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,274,859	3,305,340	0.11%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$27,000,000	$23,969,039	0.83%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	0	0.00%

(f)	Defaulted.
(g)	Inverse floater security.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	05/08/2013-08/31/2012	5,720,000	1,344,200	0.05%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036	03/06/2020	948,067	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	01/30/2020-01/31/2020	2,168,940	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2017 5.25%, 11/15/2047	02/06/2020	729,808	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010-01/08/2020	16,714,412	10,834,225	0.38%

(i) Fair valued by the Adviser.

(j) When-Issued or delayed delivery security.

(k) Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2024.

(l) Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Defaulted matured security.
(n)	IO – Interest Only.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,860,225 and gross unrealized depreciation of investments was $(386,290,786), resulting in net unrealized depreciation of $(266,430,561).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.8% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

ETM – Escrowed to Maturity

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$2,934,843,559	$340,900	(a)	$2,935,184,459
Commercial Mortgage-Backed Securities	—	75,034,179	—		75,034,179
Corporates - Non-Investment Grade	—	15,117,096	11,273,858		26,390,954
Asset-Backed Securities	—	6,353,554	—		6,353,554
Corporates - Investment Grade	—	3,242,042	—		3,242,042
Short-Term Investments	79,817,471	—	—		79,817,471
Liabilities:
Floating Rate Notes(b)	(227,485,000)	—	—		(227,485,000)

Total Investments in Securities	(147,667,529)	3,034,590,430	11,614,758	(a)	2,898,537,659
Other Financial Instruments(c):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	59,300,311	—		59,300,311
Centrally Cleared Interest Rate Swaps	—	420,507	—		420,507
Interest Rate Swaps	—	7,426,321	—		7,426,321
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,884,781)	—		(1,884,781)
Centrally Cleared Inflation (CPI) Swaps	—	(11,277,535)	—		(11,277,535)
Centrally Cleared Interest Rate Swaps	—	(10,491,822)	—		(10,491,822)
Credit Default Swaps	—	(2,297,135)	—		(2,297,135)

Total	$(147,667,529)	$3,075,786,296	$11,614,758	(a)	$2,939,733,525

(a)	The Portfolio held securities with zero market value at period end.
(b)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(c)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,642	$587,336	$513,161	$79,817	$1,122